Dividends on ordinary shares (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Total	[1]	£ 14,274	£ 617	£ 472
Equity attributable to owners of parent [member]
Dividends paid, ordinary shares		14,168		165
Dividends paid, preference shares		106		134
Total		£ 14,274	£ 617	£ 299

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41